Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table sets forth information concerning the compensation of our PEO and non-PEO
NEOs for the fiscal years ended December 31, 2022, 2021 and 2020, and our financial performance for each such fiscal year:

					Value of Initial $100 Fixed Investment Based on (3)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (in thousands) ($)	Net Product Revenue (in thousands) ($)
2022	6,923,782	17,549,684	2,674,788	7,393,846	496	69	83,079	213,938
2021	2,089,432	5,369,277	1,361,793	2,328,165	181	94	39,482	137,997
2020	1,762,272	1,544,344	1,245,629	1,099,682	89	113	74,983	118,790

(1)
Amounts represent “compensation actually paid” (“
CAP
”) to our PEO and the average compensation actually paid to our non-PEO
NEOs for the relevant fiscal year, as determined under SEC rules (and described below).

(2)
Fair value or change in fair value, as applicable, of stock options in the “Compensation
Actually
Paid” columns was estimated using a Black-Scholes option pricing model for the purposes of this disclosure in accordance with SEC rules and do not reflect compensation actually earned, realized or received during each applicable year. The calculation of CAP for purposes of this table includes point-in-time
fair values of equity awards and those values will fluctuate based on our stock price and various accounting valuation assumptions. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO
NEOs for each applicable fiscal year.

(3)
For the relevant fiscal year, represents our cumulative “total shareholder return” (“
TSR
”) or the cumulative TSR of the Nasdaq Biotechnology Index, in each case assuming an initial investment of $100 as described under the Narrative Disclosure to Pay Versus Performance heading below. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.

In the table immediately above, the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflect the Total Compensation reported in the 2022 Summary Compensation Table (“
SCT
”), as adjusted based on the following:

	SCT Total ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Value of Awards Vested and Granted During Year ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Total CAP ($)
PEO
2022	6,923,782	5,727,859	7,659,348	3,460,212	—	5,234,201	17,549,684
2021	2,089,432	1,041,324	978,593	1,424,326	—	1,918,250	5,369,277
2020	1,762,272	834,093	808,368	(264,158)	—	71,955	1,544,344

Average Non-PEO NEOs
2022	2,674,788	1,939,664	2,316,864	2,394,265	—	1,947,593	7,393,846
2021	1,361,793	767,761	804,173	456,388	—	473,572	2,328,165
2020	1,245,629	652,457	574,265	(70,986)	—	3,231	1,099,682
The following tables illustrate the valuation assumptions as of the vesting date for awards that vested in each of 2022, 2021 and 2020.

For Stock Options Vesting in
	2022	2021	2020
Risk-free interest rate	1.30% - 4.00%	0.35% - 1.17%	0.24% - 1.53%
Expected term	4.5 years	4.5 years	4.5 years
Expected volatility	68.4% - 69.5%	68.6% - 72.8%	80.5% - 83.7%
Expected dividend yield	—	—	—
Expected forfeiture rate	—	—	—

	Weighted Average Fair Value of Full Value Awards Vesting in
	2022	2021	2020
For Restricted Stock Units	$4.65	$4.65	$4.64

Company Selected Measure Name	Net Product Revenue
Named Executive Officers, Footnote [Text Block]
The Company’s principal executive officer (“
PEO
”) and our
non-PEO
named executive officers (“
NEO
s”) were as follows for the fiscal years ended December 31, 2022, 2021 and 2020:

Year	PEO	Non-PEO NEOs
2022	Patrick J. McEnany	Alicia Grande, Steven Miller, Gary Ingenito, Jeffrey Del Carmen
2021	Patrick J. McEnany	Alicia Grande, Steven Miller, Gary Ingenito, Preethi Sundaram
2020	Patrick J. McEnany	Alicia Grande, Steven Miller, Gary Ingenito, Jeffrey Del Carmen

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents our cumulative “total shareholder return” (“
TSR
	”) or the cumulative TSR of the Nasdaq Biotechnology Index, in each case assuming an initial investment of $100 as described under the Narrative Disclosure to Pay Versus Performance heading below. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.
PEO Total Compensation Amount	$ 6,923,782	$ 2,089,432	$ 1,762,272
PEO Actually Paid Compensation Amount	17,549,684	5,369,277	1,544,344
Non-PEO NEO Average Total Compensation Amount	2,674,788	1,361,793	1,245,629
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,393,846	2,328,165	1,099,682
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	TSR amounts reported in the graph assume an initial fixed investment of $100 on January 1, 2020 and, with respect to our cumulative TSR, based on the opening trading price on such date.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	TSR amounts reported in the graph assume an initial fixed investment of $100 on January 1, 2020 and, with respect to our cumulative TSR, based on the opening trading price on such date.
Total Shareholder Return Amount	$ 496	181	89
Peer Group Total Shareholder Return Amount	69	94	113
Net Income (Loss)	$ 83,079,000	$ 39,482,000	$ 74,983,000
Company Selected Measure Amount	213,938,000	137,997,000	118,790,000
PEO Name	Patrick J. McEnany
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Product Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Completion of a transformational acquisition
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Quality and Compliance
PEO [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,727,859)	$ (1,041,324)	$ (834,093)
PEO [Member] | Value of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,659,348	978,593	808,368
PEO [Member] | Annual Change in Value of Prior Year Awards that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,460,212	1,424,326	(264,158)
PEO [Member] | Change in Value of Prior Year Awards that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,234,201	1,918,250	71,955
Non-PEO NEO [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,939,664)	(767,761)	(652,457)
Non-PEO NEO [Member] | Value of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,316,864	804,173	574,265
Non-PEO NEO [Member] | Annual Change in Value of Prior Year Awards that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,394,265	456,388	(70,986)
Non-PEO NEO [Member] | Change in Value of Prior Year Awards that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,947,593	$ 473,572	$ 3,231